Cost of sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales [Line Items]
Depreciation and amortization		$ 241,286	$ 213,722	$ 192,647
Third parties services		(4,318)	(12,954)	(10,754)
Other costs		13,595	15,028	24,107,000
Cost of sales		982,957	980,254	824,973
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Materials and supplies		693,316	556,022	496,918
Depreciation and amortization		0	0	0
Labor (a)	[1]	357,692	286,058	215,839
Energy		254,243	229,272	229,035
Third parties services		0	0	0
Change in work in process inventory		(8,513)	51,412	(3,789)
Management Fees		2,743	2,867	2,793
Change in finished goods inventory		(5,723)	2,060	(3,951)
Other costs		45,402	39,251	42,301
Cost of sales		$ 2,216,663	$ 1,768,238	$ 1,553,040

[1]	Labor includes an expense of US$60.2 million related to profit sharing for the year ended December 31, 2018 (US$86.4 million for the year ended December 31, 2017). Additionally, it includes an expense of US$69.0 million related to the Union Agreement bonus payment obtained by workers as part of the new collective labor agreement, which is effective from September 1, 2018, through August 31, 2021